Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 29, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (29)	$ (17)	$ (24)
Telecomunicaciones Digitales, S.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of controlling interest acquired				20.00%
2018 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	0	(2)
2019 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	3	(8)
2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(3)	(3)	(13)
2021 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(11)	(17)	0
Incentive Plans, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (15)	$ 0	$ 0